COMMON STOCK (Details Narrative 2) $ in Thousands						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 CAD / shares shares	May 17, 2016 shares	Apr. 20, 2016 USD ($) shares	Jan. 14, 2015 CAD / shares shares	Dec. 04, 2014 shares	Nov. 30, 2014 CAD / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2016 CAD / shares	Apr. 20, 2016 CAD / shares shares	Jun. 30, 2015 CAD / shares	Jun. 30, 2014 CAD / shares
Warrant exercise price (in dollars per share) | CAD / shares	CAD 0.75												CAD 0.79		CAD 0.73	CAD 0.25
Number of warrants expired									(4,114,353)		(7,068,500)
Other operating expenses | $							$ 175	$ 265	$ 310	$ 491	$ 1,847	$ 3,178
Common Stock [Member]
Number of shares issued												19,245,813
Mackie Research Capital Corporation [Member]
Unit price (in dollars per unit) | CAD / shares						CAD 0.55
Mackie Research Capital Corporation [Member] | Common Stock [Member]
Number of shares issued						1
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | First Advisory Warrants [Member]
Number of shares issued					500,000
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Second Advisory Warrants [Member]
Number of shares issued				250,000
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Advisory Warrants [Member]
Number of shares issued	750,000
Unit price (in dollars per unit) | CAD / shares	CAD 0.55
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Common Stock [Member]
Number of shares issued	1
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Warrants Unit [Member]
Number of shares issued	1
Warrant exercise price (in dollars per share) | CAD / shares	CAD 0.65
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member]
Unit price (in dollars per unit) | CAD / shares				CAD 0.60
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Common Stock [Member]
Number of shares issued				1
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Warrants Unit [Member]
Number of shares issued				1
Warrant exercise price (in dollars per share) | CAD / shares				CAD 0.65
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Sponsorship Warrants [Member]
Number of shares issued				250,000
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Additional Sponsorship Warrants [Member]
Number of shares issued				250,000
Offtake Agreement [Member] | ThyssenKrupp Metallurgical Products GmbH [Member]
Description of agreement terms											ThyssenKrupp will purchase 50% of future ferroniobium production up to 3,750 metric tons from the Elk Creek property for an initial term of ten years from commencement of commercial production which may be extended by mutual agreement of the parties.
Offtake Agreement [Member] | ThyssenKrupp Metallurgical Products GmbH [Member] | Non-Transferable Warrant Due December 12, 2015 [Member]
Number of shares issued											8,569,000
Warrant exercise price (in dollars per share) | CAD / shares	CAD 0.67
WarrantExerciseProgramMember
Number of shares issued		8,210,394
WarrantExerciseProgramMember | November 2016 Warrants Due November 10, 2016 [Member]
Warrant exercise price (in dollars per share) | CAD / shares														CAD 0.65
Warrant aggregate gross proceeds | $			$ 4,807
Number of warrants expired			7,394,822
Percentage of warrants outstanding			47.60%
Percentage of eligible to participate			66.00%
Number of shares called by each warrant														1.11029
Number of shares called by each warrant (incentive portion)														0.11029
Other operating expenses | $			$ 535